Janus Henderson Short Duration Income ETF

Schedule of Investments (unaudited)

January 31, 2020

	Shares/Principal/ Contract Amounts		Value

Asset-Backed Securities - 0.1%
Golden Credit Card Trust, 1.9800%, 4/15/22 (144A)		$484,000	$484,131
Upgrade Receivables Trust, 3.7600%, 11/15/24 (144A)		251,629	252,226

Total Asset-Backed Securities (cost $736,364)			736,357

Corporate Bonds - 83.3%
Basic Materials - 0.5%
Sherwin-Williams Co., 2.2500%, 5/15/20		6,449,000	6,456,213
Communications - 4.9%
Amazon.com, Inc., 3.3000%, 12/5/21		1,896,000	1,952,145
Amazon.com, Inc., 2.5000%, 11/29/22		6,828,000	6,996,485
Amazon.com, Inc., 2.4000%, 2/22/23		4,000,000	4,095,787
Comcast Corp., ICE LIBOR USD 3 Month + 0.4400%, 2.3494%, 10/1/21‡		5,777,000	5,807,574
eBay, Inc., 2.1500%, 6/5/20		1,946,000	1,947,468
eBay, Inc., ICE LIBOR USD 3 Month + 0.8700%, 2.6395%, 1/30/23‡		2,900,000	2,930,260
NBCUniversal Enterprise, Inc., ICE LIBOR USD 3 Month + 0.4000%, 2.3094%, 4/1/21 (144A) ‡		1,630,000	1,636,711
Optus Finance Pty, Ltd., 3.2500%, 9/6/23	AUD	750,000	532,429
SingTel Group Treasury Pte, Ltd., 4.5000%, 9/8/21		$2,841,000	2,961,446
Telstra Corp., Ltd., 7.7500%, 7/15/20	AUD	2,950,000	2,031,198
Telstra Corp., Ltd., 3.2500%, 11/15/27		$350,000	371,819
TWDC Enterprises 18 Corp., 2.1500%, 9/17/20		1,100,000	1,103,449
TWDC Enterprises 18 Corp., ICE LIBOR USD 3 Month + 0.3900%, 2.2901%, 3/4/22‡		2,490,000	2,504,943
Verizon Communications, Inc., ICE LIBOR USD 3 Month + 1.0000%, 2.8936%, 3/16/22‡		5,100,000	5,183,141
Verizon Communications, Inc., 90 Day Australian Bank Bill Rate + 1.2200%, 2.1217%, 2/17/23‡	AUD	6,830,000	4,606,063
Verizon Communications, Inc., 3.5000%, 2/17/23		2,170,000	1,537,024
ViacomCBS, Inc., 2.9000%, 6/1/23		$3,445,000	3,553,981
Walt Disney Co., 1.7500%, 8/30/24		9,100,000	9,132,149

			58,884,072
Consumer, Cyclical - 7.4%
American Honda Finance Corp., ICE LIBOR USD 3 Month + 0.3400%, 2.2493%, 2/14/20‡		1,350,000	1,350,230
American Honda Finance Corp., ICE LIBOR USD 3 Month + 0.2600%, 2.1536%, 6/16/20‡		4,100,000	4,104,662
American Honda Finance Corp., ICE LIBOR USD 3 Month + 0.4700%, 2.3423%, 1/8/21‡		3,700,000	3,713,234
American Honda Finance Corp., 2.2000%, 6/27/22		2,300,000	2,327,037
American Honda Finance Corp., ICE LIBOR USD 3 Month + 0.3700%, 2.0471%, 5/10/23‡		1,000,000	999,065
Daimler Finance North America LLC, ICE LIBOR USD 3 Month + 0.4500%, 2.3488%, 2/22/21 (144A) ‡		4,018,000	4,027,196
Daimler Finance North America LLC, ICE LIBOR USD 3 Month + 0.5500%, 2.3011%, 5/4/21 (144A) ‡		2,000,000	2,007,612
Daimler Finance North America LLC, 2.8500%, 1/6/22 (144A)		600,000	609,583
Daimler Finance North America LLC, ICE LIBOR USD 3 Month + 0.9000%, 2.8099%, 2/15/22 (144A) ‡		2,650,000	2,678,808
Daimler Finance North America LLC, ICE LIBOR USD 3 Month + 0.8800%, 2.7788%, 2/22/22 (144A) ‡		3,750,000	3,785,710
General Motors Co., ICE LIBOR USD 3 Month + 0.8000%, 2.6935%, 8/7/20‡		314,000	314,601
General Motors Co., ICE LIBOR USD 3 Month + 0.9000%, 2.7905%, 9/10/21‡		3,000,000	3,014,532
General Motors Financial Co., Inc., 2.4500%, 11/6/20		1,000,000	1,003,615
General Motors Financial Co., Inc., ICE LIBOR USD 3 Month + 0.8500%, 2.7280%, 4/9/21‡		3,393,000	3,409,118
General Motors Financial Co., Inc., 3.2000%, 7/6/21		500,000	507,871
General Motors Financial Co., Inc., ICE LIBOR USD 3 Month + 1.5500%, 3.3878%, 1/14/22‡		500,000	505,992
General Motors Financial Co., Inc., ICE LIBOR USD 3 Month + 0.9900%, 2.8903%, 1/5/23‡		3,300,000	3,304,839
Home Depot, Inc., ICE LIBOR USD 3 Month + 0.3100%, 2.2169%, 3/1/22‡		3,900,000	3,913,619
Hyundai Capital America, ICE LIBOR USD 3 Month + 0.8200%, 2.7073%, 3/12/21 (144A) ‡		3,758,000	3,766,290
Hyundai Capital America, ICE LIBOR USD 3 Month + 0.9400%, 2.8123%, 7/8/21 (144A) ‡		3,800,000	3,811,134
Hyundai Capital America, 3.0000%, 6/20/22 (144A)		2,700,000	2,751,691
Hyundai Capital America, 3.2500%, 9/20/22 (144A)		1,088,000	1,118,906
	Shares/Principal/ Contract Amounts		Value

Corporate Bonds - (continued)
Consumer, Cyclical - (continued)
Hyundai Capital Services, Inc., 3.0000%, 3/6/22 (144A)		$500,000	$508,543

Nissan Motor Acceptance Corp., ICE LIBOR USD 3 Month + 0.3900%, 2.2379%, 7/13/20 (144A) ‡		700,000	700,472
Nissan Motor Acceptance Corp., ICE LIBOR USD 3 Month + 0.6300%, 2.5578%, 9/21/21 (144A) ‡		3,500,000	3,511,186
Toyota Motor Corp., 3.1830%, 7/20/21		800,000	818,136
Toyota Motor Credit Corp., 2.1500%, 3/12/20		600,000	600,299
Toyota Motor Credit Corp., ICE LIBOR USD 3 Month + 0.5400%, 2.4123%, 1/8/21‡		3,900,000	3,915,094
Toyota Motor Credit Corp., ICE LIBOR USD 3 Month + 0.2800%, 2.1279%, 4/13/21‡		2,000,000	2,005,318
Toyota Motor Credit Corp., 2.8000%, 7/13/22		674,000	693,258
Volkswagen Group of America Finance LLC, ICE LIBOR USD 3 Month + 0.7700%, 2.6746%, 11/13/20‡		2,200,000	2,209,914
Volkswagen Group of America Finance LLC, ICE LIBOR USD 3 Month + 0.9400%, 2.8406%, 11/12/21 (144A) ‡		9,600,000	9,695,232
Walmart, Inc., 1.9000%, 12/15/20		4,100,000	4,112,171
Walmart, Inc., ICE LIBOR USD 3 Month + 0.2300%, 2.1578%, 6/23/21‡		3,400,000	3,409,344
Walmart, Inc., 2.8500%, 7/8/24		4,000,000	4,197,712
Wesfarmers, Ltd., 4.7500%, 3/12/20	AUD	500,000	335,912

			89,737,936
Consumer, Non-cyclical - 4.8%
Becton Dickinson and Co., ICE LIBOR USD 3 Month + 0.8750%, 2.8355%, 12/29/20‡		$1,275,000	1,275,659
Becton Dickinson and Co., ICE LIBOR USD 3 Month + 1.0300%, 2.9171%, 6/6/22‡		900,000	906,927
Cardinal Health, Inc., ICE LIBOR USD 3 Month + 0.7700%, 2.6636%, 6/15/22‡		11,865,000	11,923,975
Constellation Brands, Inc., ICE LIBOR USD 3 Month + 0.7000%, 2.6099%, 11/15/21‡		3,000,000	3,000,448
Constellation Brands, Inc., 2.7000%, 5/9/22		1,335,000	1,358,083
Constellation Brands, Inc., 2.6500%, 11/7/22		4,600,000	4,703,024
Constellation Brands, Inc., 3.2000%, 2/15/23		3,500,000	3,624,081
CVS Health Corp., 2.1250%, 6/1/21		6,404,000	6,433,272
CVS Health Corp., 2.6250%, 8/15/24		3,690,000	3,780,541
Fonterra Co-operative Group, Ltd., 4.5000%, 6/30/21	AUD	2,200,000	1,539,621
Mars, Inc., 2.7000%, 4/1/25 (144A)		$4,097,000	4,265,007
Molson Coors Beverage Co., 2.2500%, 3/15/20		1,927,000	1,927,147
Molson Coors Beverage Co., 2.1000%, 7/15/21		4,600,000	4,614,797
Sysco Corp., 2.6000%, 10/1/20		1,900,000	1,909,429
Sysco Corp., 2.6000%, 6/12/22		663,000	675,119
Transurban Finance Co. Pty, Ltd., 3.3750%, 3/22/27 (144A)		210,000	220,459
WSO Finance Pty, Ltd., 3.5000%, 7/14/23	AUD	1,400,000	989,598
WSO Finance Pty, Ltd., 4.5000%, 3/31/27	AUD	800,000	621,637
WSO Finance Pty, Ltd., 4.5000%, 9/30/27	AUD	5,000,000	3,919,778

			57,688,602
Diversified - 0.9%
CK Hutchison International 16, Ltd., 1.8750%, 10/3/21 (144A)		$1,100,000	1,095,974
CK Hutchison International 16, Ltd., 1.8750%, 10/3/21		400,000	398,536
CK Hutchison International 17 II, Ltd., 2.2500%, 9/29/20 (144A)		1,100,000	1,101,135
CK Hutchison International 17 II, Ltd., 2.7500%, 3/29/23 (144A)		1,200,000	1,222,344
CK Hutchison International 17, Ltd., 2.8750%, 4/5/22		4,000,000	4,060,411
CK Hutchison International 19, Ltd., 3.2500%, 4/11/24 (144A)		3,000,000	3,131,178

			11,009,578
Energy - 2.1%
CNOOC Curtis Funding No 1 Pty, Ltd., 4.5000%, 10/3/23		3,000,000	3,238,313
CNOOC Finance 2013, Ltd., 3.0000%, 5/9/23		2,000,000	2,049,067
CNOOC Finance 2015 USA LLC, 3.7500%, 5/2/23		6,000,000	6,287,177
Harvest Operations Corp., 4.2000%, 6/1/23 (144A)		2,700,000	2,880,578
Sinopec Group Overseas Development 2018, Ltd., 3.7500%, 9/12/23 (144A)		5,000,000	5,264,337
Sinopec Group Overseas Development 2018, Ltd., 2.5000%, 8/8/24 (144A)		3,300,000	3,334,435
Sinopec Group Overseas Development 2018, Ltd., 2.5000%, 11/12/24 (144A)		2,100,000	2,124,438

			25,178,345
Financial - 48.1%
AAI, Ltd., 90 Day Australian Bank Bill Rate + 3.3000%, 4.2017%, 11/18/40‡	AUD	13,120,000	8,920,867
	Shares/Principal/ Contract Amounts		Value

Corporate Bonds - (continued)
Financial - (continued)
Agricultural Bank of China Ltd/Sydney, 90 Day Australian Bank Bill Rate + 0.8700%, 1.7900%, 9/26/22‡		$530,000	$354,553
American Express Co., ICE LIBOR USD 3 Month + 0.5250%, 2.4291%, 5/17/21‡		4,125,000	4,142,888
American Express Co., 2.7500%, 5/20/22		2,900,000	2,963,226
American Express Co., ICE LIBOR USD 3 Month + 0.6100%, 2.3733%, 8/1/22‡		2,150,000	2,167,520
American Express Co., 2.5000%, 7/30/24		2,400,000	2,459,099
AMP Bank, Ltd., 90 Day Australian Bank Bill Rate + 0.7500%, 1.6650%, 10/6/20‡	AUD	1,300,000	868,428
AMP Bank, Ltd., 90 Day Australian Bank Bill Rate + 1.3500%, 2.2343%, 5/24/21‡		7,350,000	4,928,667
ANZ New Zealand Int'l, Ltd., 2.7500%, 1/22/21 (144A)		$4,200,000	4,241,351
ANZ New Zealand Int'l, Ltd., ICE LIBOR USD 3 Month + 1.0100%, 2.8054%, 7/28/21 (144A)‡		1,725,000	1,745,129

ANZ New Zealand Int'l, Ltd., 3.4000%, 3/19/24 (144A)		1,000,000	1,057,128
ASB Bank, Ltd., ICE LIBOR USD 3 Month + 0.9700%, 2.8636%, 6/14/23 (144A) ‡		4,810,000	4,882,005
Australia & New Zealand Banking Group, Ltd., ICE LIBOR USD 3 Month + 0.4600%, 2.3641%, 5/17/21 (144A) ‡		6,600,000	6,630,227
Australia & New Zealand Banking Group, Ltd., ICE LIBOR USD 3 Month + 0.4600%, 2.3641%, 5/17/21‡		750,000	753,435
Australia & New Zealand Banking Group, Ltd., ICE LIBOR USD 3 Month + 0.8700%, 2.7795%, 11/23/21 (144A) ‡		500,000	505,922
Australia & New Zealand Banking Group, Ltd., 90 Day Australian Bank Bill Rate + 1.0000%, 1.8911%, 3/7/22‡	AUD	2,000,000	1,352,090
Australia & New Zealand Banking Group, Ltd., ICE LIBOR USD 3 Month + 0.5800%, 2.4806%, 11/9/22 (144A) ‡		$7,535,000	7,588,574
Australia & New Zealand Banking Group, Ltd., 90 Day Australian Bank Bill Rate + 2.7000%, 3.6017%, 5/17/26‡	AUD	290,000	198,245
Australia & New Zealand Banking Group, Ltd., ICE LIBOR USD 3 Month + 1.2880%, 2.9500%, 7/22/30 (144A)‡		$7,600,000	7,712,364
Bank of America Corp., 90 Day Australian Bank Bill Rate + 1.1500%, 2.0494%, 3/5/20‡	AUD	1,500,000	1,004,740
Bank of America Corp., 90 Day Australian Bank Bill Rate + 1.5500%, 2.4783%, 8/5/21‡		2,100,000	1,423,170
Bank of America Corp., ICE LIBOR USD 3 Month + 0.6500%, 2.5966%, 6/25/22‡		$5,600,000	5,635,493
Bank of America Corp., ICE LIBOR USD 3 Month + 1.1800%, 2.9991%, 10/21/22‡		4,800,000	4,874,515
Bank of America Corp., ICE LIBOR USD 3 Month + 1.1600%, 2.9791%, 1/20/23‡		3,350,000	3,405,357
Bank of America Corp., ICE LIBOR USD 3 Month + 0.9600%, 2.7663%, 7/23/24‡		7,400,000	7,490,250
Bank of America Corp., ICE LIBOR USD 3 Month + 0.9700%, 3.4580%, 3/15/25‡		2,800,000	2,963,310
Bank of China, Ltd., 90 Day Australian Bank Bill Rate + 1.0000%, 1.8850%, 3/2/20‡	AUD	6,800,000	4,554,190
Bank of China, Ltd., 90 Day Australian Bank Bill Rate + 1.2300%, 2.0800%, 4/20/22‡		800,000	539,809
Bank of China, Ltd., ICE LIBOR USD 3 Month + 0.8800%, 2.7279%, 7/11/22‡		$400,000	402,756
Bank of Montreal, ICE LIBOR USD 3 Month + 0.4400%, 2.3336%, 6/15/20‡		2,300,000	2,303,803
Bank of Montreal, ICE LIBOR USD 3 Month + 0.3400%, 2.1879%, 7/13/20‡		3,500,000	3,504,836
Bank of Montreal, ICE LIBOR USD 3 Month + 0.4600%, 2.3079%, 4/13/21‡		2,000,000	2,007,948
Bank of Montreal, 2.9000%, 3/26/22		3,270,000	3,349,879
Bank of Montreal, ICE LIBOR USD 3 Month + 0.6300%, 2.5184%, 9/11/22‡		400,000	403,904
Bank of Montreal, 2.0500%, 11/1/22		185,000	186,772
Bank of Nova Scotia, 2.3500%, 10/21/20		1,800,000	1,808,642
Bank of Nova Scotia, ICE LIBOR USD 3 Month + 0.2900%, 2.1623%, 1/8/21‡		1,800,000	1,802,804
Bank of Nova Scotia, ICE LIBOR USD 3 Month + 0.4400%, 2.2591%, 4/20/21‡		2,000,000	2,007,609
Bank of Nova Scotia, ICE LIBOR USD 3 Month + 0.6400%, 2.5250%, 3/7/22‡		500,000	504,583
Bank of Nova Scotia, 2.7000%, 3/7/22		500,000	512,151
Bank of Nova Scotia, ICE LIBOR USD 3 Month + 0.6200%, 2.5225%, 9/19/22‡		4,900,000	4,947,903
Bank of Queensland, Ltd., 90 Day Australian Bank Bill Rate + 1.1700%, 2.0541%, 10/26/20‡	AUD	7,620,000	5,124,152
Bank of Queensland, Ltd., 90 Day Australian Bank Bill Rate + 1.0200%, 1.9217%, 11/16/21‡		1,500,000	1,008,941
Barclays PLC, ICE LIBOR USD 3 Month + 1.4300%, 3.3399%, 2/15/23‡		$5,700,000	5,768,410
Bendigo & Adelaide Bank, Ltd., 90 Day Australian Bank Bill Rate + 1.1000%, 1.9900%, 2/21/20‡	AUD	250,000	167,418
Bendigo & Adelaide Bank, Ltd., 90 Day Australian Bank Bill Rate + 1.1000%, 2.0017%, 8/18/20‡		6,100,000	4,097,231
	Shares/Principal/ Contract Amounts		Value

Corporate Bonds - (continued)
Financial - (continued)
Bendigo & Adelaide Bank, Ltd., 90 Day Australian Bank Bill Rate + 1.4600%, 2.3100%, 4/20/21‡	AUD	1,400,000	$946,241
Bendigo & Adelaide Bank, Ltd., 90 Day Australian Bank Bill Rate + 1.0100%, 1.8600%, 1/19/22‡		6,200,000	4,171,875
Bendigo & Adelaide Bank, Ltd., 90 Day Australian Bank Bill Rate + 1.0500%, 1.9341%, 1/25/23‡		1,500,000	1,009,410
Bendigo & Adelaide Bank, Ltd., 90 Day Australian Bank Bill Rate + 2.8000%, 3.6911%, 12/9/26‡		250,000	172,061
Canadian Imperial Bank of Commerce, ICE LIBOR USD 3 Month + 0.3150%, 2.0783%, 2/2/21‡		$2,350,000	2,353,989
Canadian Imperial Bank of Commerce, ICE LIBOR USD 3 Month + 0.6600%, 2.5474%, 9/13/23‡		2,140,000	2,163,066
Capital One Financial Corp., ICE LIBOR USD 3 Month + 0.7200%, 2.4895%, 1/30/23‡		7,600,000	7,643,514
Capital One NA, 2.1500%, 9/6/22		2,000,000	2,015,359
Capital One NA, ICE LIBOR USD 3 Month + 1.1500%, 2.9195%, 1/30/23‡		2,225,000	2,251,767
Cboe Global Markets, Inc., 3.6500%, 1/12/27		350,000	386,139
Citibank NA, ICE LIBOR USD 3 Month + 0.5300%, 2.4326%, 2/19/22‡		5,000,000	5,018,183
Citigroup, Inc., 90 Day Australian Bank Bill Rate + 1.5500%, 2.4300%, 5/4/21‡	AUD	3,270,000	2,212,296
Citigroup, Inc., ICE LIBOR USD 3 Month + 1.0700%, 2.9550%, 12/8/21‡		$5,750,000	5,830,330
Citigroup, Inc., ICE LIBOR USD 3 Month + 0.9600%, 2.7541%, 4/25/22‡		750,000	761,597
Citigroup, Inc., ICE LIBOR USD 3 Month + 0.8670%, 2.3120%, 11/4/22‡		7,400,000	7,451,235
Citigroup, Inc., ICE LIBOR USD 3 Month + 0.7220%, 3.1420%, 1/24/23‡		2,000,000	2,045,645
Citizens Bank NA, ICE LIBOR USD 3 Month + 0.5400%, 2.4469%, 3/2/20‡		1,200,000	1,200,560
Citizens Bank NA, ICE LIBOR USD 3 Month + 0.5700%, 2.4873%, 5/26/20‡		600,000	600,986

Citizens Bank NA, ICE LIBOR USD 3 Month + 0.8100%, 2.7273%, 5/26/22‡		900,000	907,645
Commonwealth Bank of Australia, 90 Day Australian Bank Bill Rate + 1.1500%, 2.0000%, 1/18/21‡	AUD	2,500,000	1,685,730
Commonwealth Bank of Australia, ICE LIBOR USD 3 Month + 0.8300%, 2.7171%, 9/6/21‡		$2,400,000	2,424,848
Commonwealth Bank of Australia, ICE LIBOR USD 3 Month + 0.8300%, 2.7171%, 9/6/21 (144A) ‡		1,350,000	1,363,977
Commonwealth Bank of Australia, ICE LIBOR USD 3 Month + 0.7000%, 2.5905%, 3/10/22 (144A) ‡		850,000	859,392
Commonwealth Bank of Australia, ICE LIBOR USD 3 Month + 0.7000%, 2.5905%, 3/10/22‡		200,000	202,210
Commonwealth Bank of Australia, ICE LIBOR USD 3 Month + 0.6800%, 2.5785%, 9/18/22 (144A) ‡		1,200,000	1,211,737
Commonwealth Bank of Australia, ICE LIBOR USD 3 Month + 0.7000%, 2.5936%, 3/16/23 (144A) ‡		3,000,000	3,032,129
Commonwealth Bank of Australia, ICE LIBOR USD 3 Month + 0.8200%, 2.7201%, 6/4/24 (144A) ‡		6,100,000	6,183,212
Commonwealth Bank of Australia, 90 Day Australian Bank Bill Rate + 2.6500%, 3.5360%, 6/3/26‡	AUD	1,600,000	1,094,409
Commonwealth Bank of Australia, ICE LIBOR USD 3 Month + 2.0940%, 3.3750%, 10/20/26‡		$700,000	710,304
Cooperatieve Rabobank UA, ICE LIBOR USD 3 Month + 0.4300%, 2.2241%, 4/26/21‡		2,500,000	2,508,700
Cooperatieve Rabobank UA, ICE LIBOR USD 3 Month + 0.8300%, 2.6640%, 1/10/22‡		2,300,000	2,324,708
Cooperatieve Rabobank UA, ICE LIBOR USD 3 Month + 0.4800%, 2.3140%, 1/10/23‡		1,800,000	1,803,617
Cooperatieve Rabobank UA, ICE LIBOR USD 3 Month + 0.8600%, 2.8066%, 9/26/23 (144A) ‡		3,000,000	3,021,866
Cooperatieve Rabobank UA, 2.6250%, 7/22/24 (144A)		1,000,000	1,028,671
Credit Union Australia, Ltd., 90 Day Australian Bank Bill Rate + 1.3000%, 2.2141%, 3/20/20‡	AUD	1,520,000	1,018,736
Credit Union Australia, Ltd., 90 Day Australian Bank Bill Rate + 1.2500%, 2.1424%, 9/6/21‡		1,200,000	808,988
Credit Union Australia, Ltd., 90 Day Australian Bank Bill Rate + 1.2300%, 2.1304%, 3/4/22‡		700,000	472,155
DBS Bank, Ltd., 90 Day Australian Bank Bill Rate + 0.5100%, 1.4104%, 9/4/20‡		1,000,000	670,193
	Shares/Principal/ Contract Amounts		Value

Corporate Bonds - (continued)
Financial - (continued)
DBS Group Holdings, Ltd., ICE LIBOR USD 3 Month + 0.4900%, 2.3750%, 6/8/20 (144A) ‡		$1,600,000	$1,601,376
DBS Group Holdings, Ltd., ICE LIBOR USD 3 Month + 0.4900%, 2.3750%, 6/8/20‡		800,000	800,688
DBS Group Holdings, Ltd., USD SWAP SEMI 30/360 5YR + 2.3900%, 3.6000%, 9/7/21‡		1,575,000	1,586,813
DBS Group Holdings, Ltd., USD SWAP SEMI 30/360 5YR + 2.3900%, 3.6000%, 9/7/21‡		225,000	226,688
DBS Group Holdings, Ltd., 2.8500%, 4/16/22 (144A)		3,100,000	3,157,034
DBS Group Holdings, Ltd., 90 Day Australian Bank Bill Rate + 1.5800%, 2.4750%, 3/16/28‡	AUD	1,130,000	757,845
DBS Group Holdings, Ltd., ICE LIBOR USD 3 Month + 1.5900%, 4.5200%, 12/11/28 (144A) ‡		$3,600,000	3,863,345
DEXUS Finance Pty, Ltd., 4.2000%, 11/9/22	AUD	2,200,000	1,576,458
Dexus Wholesale Property Fund, 4.7500%, 6/16/25		2,400,000	1,825,655
GAIF Bond Issuer Pty, Ltd., 3.4000%, 9/30/26 (144A)		$3,290,000	3,403,264
GAIF Bond Issuer Pty, Ltd., 3.4000%, 9/30/26		3,289,000	3,402,230
General Property Trust, 3.5910%, 11/7/23	AUD	700,000	500,367
Goldman Sachs Bank USA, 3.2000%, 6/5/20		$4,000,000	4,020,493
Goldman Sachs Group, Inc, 90 Day Australian Bank Bill Rate + 1.3700%, 2.2611%, 9/8/21‡	AUD	890,000	600,953
Goldman Sachs Group, Inc., 90 Day Australian Bank Bill Rate + 1.2000%, 2.0796%, 8/26/20‡		2,500,000	1,678,373
Goldman Sachs Group, Inc., ICE LIBOR USD 3 Month + 1.7700%, 3.6795%, 2/25/21‡		$3,380,000	3,437,217
Goldman Sachs Group, Inc., ICE LIBOR USD 3 Month + 1.3600%, 3.1541%, 4/23/21‡		2,000,000	2,027,760
Goldman Sachs Group, Inc., ICE LIBOR USD 3 Month + 0.7800%, 2.5571%, 10/31/22‡		3,400,000	3,428,954
Goldman Sachs Group, Inc., ICE LIBOR USD 3 Month + 1.0500%, 2.9415%, 6/5/23‡		1,550,000	1,570,639
Goldman Sachs Group, Inc., ICE LIBOR USD 3 Month + 1.2010%, 3.2720%, 9/29/25‡		1,475,000	1,550,157
GPT RE, Ltd., 3.6725%, 9/19/24	AUD	2,200,000	1,584,821
GPT Wholesale Office Fund No. 1, 4.0000%, 5/18/22		1,900,000	1,327,870
GPT Wholesale Shopping Centre Fund No. 1, 3.9930%, 9/11/24		5,600,000	4,082,394
Heritage Bank, Ltd., 90 Day Australian Bank Bill Rate + 0.8200%, 1.7526%, 8/12/22‡		3,780,000	2,528,678
Horse Gallop Finance, Ltd., ICE LIBOR USD 3 Month + 1.1800%, 3.1405%, 6/28/21‡		$5,050,000	5,064,995
ICBCIL Finance Co., Ltd., 3.6500%, 3/5/22		500,000	511,656
Industrial & Commercial Bank of China, Ltd., 90 Day Australian Bank Bill Rate + 0.9800%, 1.8744%, 5/15/20‡	AUD	1,100,000	737,291
Industrial & Commercial Bank of China, Ltd., ICE LIBOR USD 3 Month + 0.7300%, 2.6236%, 6/14/21‡		$6,400,000	6,414,080
JPMorgan Chase & Co., ICE LIBOR USD 3 Month + 1.2050%, 2.9795%, 10/29/20‡		664,000	668,761

JPMorgan Chase & Co., ICE LIBOR USD 3 Month + 1.4800%, 3.3869%, 3/1/21‡		175,000	177,360
JPMorgan Chase & Co., ICE LIBOR USD 3 Month + 0.6800%, 2.5869%, 6/1/21‡		1,200,000	1,202,396
JPMorgan Chase & Co., ICE LIBOR USD 3 Month + 0.6100%, 2.5085%, 6/18/22‡		5,000,000	5,027,661
JPMorgan Chase & Co., 3.2500%, 9/23/22		600,000	623,073
JPMorgan Chase & Co., ICE LIBOR USD 3 Month + 0.6950%, 3.2070%, 4/1/23‡		3,900,000	4,011,877
JPMorgan Chase & Co., ICE LIBOR USD 3 Month + 0.9000%, 2.6941%, 4/25/23‡		2,050,000	2,072,647
JPMorgan Chase & Co., ICE LIBOR USD 3 Month + 0.7300%, 2.5363%, 4/23/24‡		2,649,000	2,658,909
JPMorgan Chase Bank NA, ICE LIBOR USD 3 Month + 0.3700%, 2.2726%, 2/19/21‡		3,300,000	3,300,945
JPMorgan Chase Bank NA, ICE LIBOR USD 3 Month + 0.3400%, 2.1341%, 4/26/21‡		4,000,000	4,002,790
Liberty Financial Pty, Ltd., 5.1000%, 6/1/20	AUD	8,710,000	5,880,838
Liberty Financial Pty, Ltd., 5.1000%, 4/9/21		4,310,000	2,971,045
Lloyds Banking Group PLC, 90 Day Australian Bank Bill Rate + 1.3000%, 2.2141%, 3/20/23‡		3,000,000	2,007,821
Lloyds Banking Group PLC, 3.6500%, 3/20/23		1,500,000	1,055,497
Lloyds Banking Group PLC, ICE LIBOR USD 3 Month + 0.8100%, 2.9070%, 11/7/23‡		$3,100,000	3,164,396
Lloyds Banking Group PLC, 3.9000%, 3/12/24		4,300,000	4,597,670
Macquarie Bank, Ltd., 90 Day Australian Bank Bill Rate + 1.1000%, 1.9860%, 3/3/20‡	AUD	1,000,000	669,801
Macquarie Bank, Ltd., ICE LIBOR USD 3 Month + 1.1200%, 2.9154%, 7/29/20 (144A) ‡		$1,175,000	1,180,760
Macquarie Bank, Ltd., 2.3000%, 1/22/25 (144A)		7,800,000	7,898,080
Macquarie Group, Ltd., 90 Day Australian Bank Bill Rate + 1.1500%, 2.0450%, 12/15/22‡	AUD	500,000	335,645
Macquarie Group, Ltd., ICE LIBOR USD 3 Month + 1.0230%, 3.1890%, 11/28/23 (144A) ‡		$9,200,000	9,479,850
Macquarie Group, Ltd., ICE LIBOR USD 3 Month + 1.3500%, 3.2966%, 3/27/24‡		6,502,000	6,619,168
	Shares/Principal/ Contract Amounts		Value

Corporate Bonds - (continued)
Financial - (continued)
Members Equity Bank, Ltd., 90 Day Australian Bank Bill Rate + 1.2500%, 2.1800%, 11/9/20‡	AUD	1,200,000	$806,519
Mizuho Financial Group, Inc., ICE LIBOR USD 3 Month + 0.9400%, 2.8538%, 2/28/22‡		$2,844,000	2,878,051
Mizuho Financial Group, Inc., ICE LIBOR USD 3 Month + 0.8800%, 2.7684%, 9/11/22‡		6,215,000	6,280,979
Morgan Stanley, ICE LIBOR USD 3 Month + 1.4000%, 3.2191%, 4/21/21‡		4,175,000	4,239,138
Morgan Stanley, 5.0000%, 9/30/21	AUD	200,000	141,740
Morgan Stanley, ICE LIBOR USD 3 Month + 1.1800%, 2.9991%, 1/20/22‡		$2,850,000	2,878,101
Morgan Stanley, ICE LIBOR USD 3 Month + 0.8300%, 2.3909%, 6/10/22‡		4,100,000	4,117,909
Morgan Stanley, ICE LIBOR USD 3 Month + 0.7000%, 2.2787%, 1/20/23‡		6,500,000	6,508,709
Morgan Stanley, CDOR USD 3 Month + 0.0300%, 2.2800%, 2/3/23‡	CAD	8,150,000	6,162,338
Morgan Stanley, ICE LIBOR USD 3 Month + 1.4000%, 3.2009%, 10/24/23‡		$6,655,000	6,815,026
Morgan Stanley, ICE LIBOR USD 3 Month + 0.8470%, 3.7370%, 4/24/24‡		3,500,000	3,693,593
National Australia Bank, Ltd., ICE LIBOR USD 3 Month + 0.3500%, 2.1979%, 1/12/21‡		1,700,000	1,704,903
National Australia Bank, Ltd., 2.5000%, 1/12/21		4,050,000	4,077,823
National Australia Bank, Ltd., ICE LIBOR USD 3 Month + 0.5800%, 2.4880%, 9/20/21 (144A)‡		5,500,000	5,535,200
National Australia Bank, Ltd., ICE LIBOR USD 3 Month + 0.7100%, 2.4733%, 11/4/21 (144A) ‡		7,200,000	7,267,499
National Australia Bank, Ltd., 90 Day Australian Bank Bill Rate + 0.8000%, 1.7300%, 2/10/23‡	AUD	2,000,000	1,346,400
National Australia Bank, Ltd., 90 Day Australian Bank Bill Rate + 1.8500%, 2.7700%, 3/26/25‡		6,667,000	4,469,879
National Australia Bank, Ltd., 90 Day Australian Bank Bill Rate + 2.4000%, 3.3221%, 9/21/26‡		5,121,000	3,503,643
National Australia Bank, Ltd., 90 Day Australian Bank Bill Rate + 2.0200%, 2.9217%, 11/18/31‡		300,000	202,509
Nordea Bank AB, 2.1250%, 5/29/20 (144A)		$910,000	911,075
Nordea Bank AB, 2.5000%, 9/17/20 (144A)		200,000	200,912
Nordea Bank Abp, ICE LIBOR USD 3 Month + 0.9400%, 2.8538%, 8/30/23 (144A) ‡		5,700,000	5,708,381
Oversea-Chinese Banking Corp., Ltd., 4.2500%, 6/19/24 (144A)		616,000	662,557
Oversea-Chinese Banking Corp., Ltd., 4.2500%, 6/19/24		2,930,000	3,151,449
QIC Finance Shopping Center Fund Pty, Ltd., 90 Day Australian Bank Bill Rate + 1.2700%, 2.1644%, 8/15/25‡	AUD	2,620,000	1,763,818
Royal Bank of Canada, ICE LIBOR USD 3 Month + 0.7300%, 2.4933%, 2/1/22‡		$620,000	626,854
Royal Bank of Canada, 2.8000%, 4/29/22		1,200,000	1,229,848
Royal Bank of Canada, ICE LIBOR USD 3 Month + 0.3600%, 2.1961%, 1/17/23‡		9,120,000	9,135,203
Royal Bank of Canada, ICE LIBOR USD 3 Month + 0.6600%, 2.5603%, 10/5/23‡		3,000,000	3,028,680
Scentre Group Trust 1, 4.5000%, 9/8/21	AUD	5,500,000	3,833,903
Shinhan Bank Co., Ltd., 90 Day Australian Bank Bill Rate + 1.1000%, 2.0003%, 3/17/21‡		5,620,000	3,776,907
Shopping Centres Australasia Property Retail Trust, 3.7500%, 4/20/21		900,000	610,360
Shopping Centres Australasia Property Retail Trust, 3.9000%, 6/7/24		4,100,000	2,938,834
Simon Property Group LP, 2.7500%, 2/1/23		$3,500,000	3,604,880
Simon Property Group LP, 2.7500%, 6/1/23		7,053,000	7,281,811
Stockland Trust, 8.2500%, 11/25/20	AUD	1,000,000	705,656
Sumitomo Mitsui Financial Group, Inc., ICE LIBOR USD 3 Month + 1.1400%, 2.9591%, 10/19/21‡		$2,070,000	2,099,204
Sumitomo Mitsui Financial Group, Inc., ICE LIBOR USD 3 Month + 0.7800%, 2.6178%, 7/12/22‡		1,200,000	1,208,361
Sumitomo Mitsui Financial Group, Inc., 2.7840%, 7/12/22		420,000	429,740

Sumitomo Mitsui Financial Group, Inc., ICE LIBOR USD 3 Month + 0.7400%, 2.5591%, 10/18/22‡		1,000,000	1,006,495
Sumitomo Mitsui Financial Group, Inc., ICE LIBOR USD 3 Month + 0.8600%, 2.6791%, 7/19/23‡		5,900,000	5,944,131
Sumitomo Mitsui Financial Group, Inc., 2.6960%, 7/16/24		1,200,000	1,233,370
Suncorp-Metway, Ltd., 2.3750%, 11/9/20 (144A)		5,100,000	5,123,425
Suncorp-Metway, Ltd., 3.3000%, 4/15/24 (144A)		6,100,000	6,363,638
TD Ameritrade Holding Corp., ICE LIBOR USD 3 Month + 0.4300%, 2.1933%, 11/1/21‡		6,630,000	6,651,920
Toronto-Dominion Bank, ICE LIBOR USD 3 Month + 0.5300%, 2.4369%, 12/1/22‡		4,000,000	4,024,173
Toronto-Dominion Bank, ICE LIBOR USD 3 Month + 0.4800%, 2.0593%, 1/27/23‡		4,620,000	4,624,074
	Shares/Principal/ Contract Amounts		Value

Corporate Bonds - (continued)
Financial - (continued)
Toronto-Dominion Bank, ICE LIBOR USD 3 Month + 0.6400%, 2.4591%, 7/19/23‡		$4,900,000	$4,960,319
United Overseas Bank, Ltd., ICE LIBOR USD 3 Month + 0.4800%, 2.2863%, 4/23/21 (144A) ‡		2,500,000	2,507,602
United Overseas Bank, Ltd., USD SWAP SEMI 30/360 5YR + 1.6540%, 2.8800%, 3/8/27‡		2,050,000	2,066,543
United Overseas Bank, Ltd., ICE LIBOR USD 3 Month + 1.5000%, 3.7500%, 4/15/29 (144A) ‡		3,100,000	3,270,993
Vicinity Centres Trust, 3.5000%, 4/26/24	AUD	4,210,000	2,995,425
Wells Fargo & Co., ICE LIBOR USD 3 Month + 1.0100%, 2.8950%, 12/7/20‡		$1,246,000	1,255,945
Wells Fargo & Co., 2.5000%, 3/4/21		800,000	806,898
Wells Fargo & Co., ICE LIBOR USD 3 Month + 1.3400%, 3.2401%, 3/4/21‡		900,000	911,924
Wells Fargo & Co., ICE LIBOR USD 3 Month + 0.9300%, 2.8306%, 2/11/22‡		1,083,000	1,091,140
Wells Fargo & Co., 90 Day Australian Bank Bill Rate + 1.1000%, 1.9841%, 4/27/22‡	AUD	4,000,000	2,695,349
Wells Fargo & Co., ICE LIBOR USD 3 Month + 1.1100%, 2.9109%, 1/24/23‡		$1,250,000	1,269,199
Wells Fargo Bank NA, ICE LIBOR USD 3 Month + 0.5000%, 2.3063%, 7/23/21‡		8,750,000	8,766,240
Wells Fargo Bank NA, ICE LIBOR USD 3 Month + 0.5100%, 2.3121%, 10/22/21‡		3,500,000	3,517,386
Westpac Banking Corp., ICE LIBOR USD 3 Month + 0.8500%, 2.6979%, 1/11/22‡		550,000	556,540
Westpac Banking Corp., 90 Day Australian Bank Bill Rate + 1.1100%, 2.0433%, 2/7/22‡	AUD	2,000,000	1,354,255
Westpac Banking Corp., ICE LIBOR USD 3 Month + 0.7100%, 2.6705%, 6/28/22‡		$750,000	757,641
Westpac Banking Corp., ICE LIBOR USD 3 Month + 0.5700%, 2.4179%, 1/11/23‡		3,600,000	3,621,261
Westpac Banking Corp., ICE LIBOR USD 3 Month + 0.3900%, 2.2326%, 1/13/23‡		6,250,000	6,259,900
Westpac Banking Corp., ICE LIBOR USD 3 Month + 0.7700%, 2.6873%, 2/26/24‡		3,950,000	3,989,546
Westpac Banking Corp., 2.3500%, 2/19/25		950,000	969,341
Westpac Banking Corp., 90 Day Australian Bank Bill Rate + 1.8300%, 4.3340%, 8/16/29‡	AUD	13,322,000	9,517,649
Westpac Banking Corp., 90 Day Australian Bank Bill Rate + 1.9800%, 2.8686%, 8/27/29‡		4,100,000	2,784,854
Westpac Banking Corp., ICE LIBOR USD 3 Month + 1.3500%, 2.8940%, 2/4/30‡		$5,400,000	5,437,456

			581,587,882
Government - 0.7%
Inter-American Development Bank, 5.5000%, 8/23/21	INR	257,500,000	3,571,314
International Bank for Reconstruction & Development, 3.5000%, 1/22/21	NZD	5,015,000	3,312,133
International Bank for Reconstruction & Development, 3.0000%, 2/2/23		2,100,000	1,421,829

			8,305,276
Industrial - 5.3%
Australia Pacific Airports Melbourne Pty, Ltd., 5.0000%, 6/4/20	AUD	200,000	135,534
Australia Pacific Airports Melbourne Pty, Ltd., 3.7500%, 11/4/26		100,000	75,377
Brisbane Airport Corp. Pty, Ltd., 6.0000%, 10/21/20		260,000	179,590
Caterpillar Financial Services Corp., ICE LIBOR USD 3 Month + 0.3500%, 2.2350%, 12/7/20‡		$3,600,000	3,609,997
Caterpillar Financial Services Corp., ICE LIBOR USD 3 Month + 0.2300%, 2.1236%, 3/15/21‡		1,000,000	1,001,867
Caterpillar Financial Services Corp., ICE LIBOR USD 3 Month + 0.2000%, 1.8836%, 11/12/21‡		5,400,000	5,408,489
Caterpillar Financial Services Corp., ICE LIBOR USD 3 Month + 0.5900%, 2.4771%, 6/6/22‡		2,400,000	2,413,796
Caterpillar Financial Services Corp., ICE LIBOR USD 3 Month + 0.5100%, 2.4199%, 5/15/23‡		1,900,000	1,909,673
Caterpillar Financial Services Corp., 2.1500%, 11/8/24		2,150,000	2,184,768
Downer Group Finance Pty, Ltd., 4.5000%, 3/11/22	AUD	2,480,000	1,744,835
New Terminal Financing Co. Pty, Ltd., 90 Day Australian Bank Bill Rate + 1.4500%, 2.3450%, 7/12/24‡		8,200,000	5,561,659
Perth Airport Pty, Ltd., 6.0000%, 7/23/20		6,471,000	4,424,906
Perth Airport Pty, Ltd., 5.5000%, 3/25/21		14,000	9,802
QPH Finance Co. Pty, Ltd., 5.7500%, 7/29/20		5,950,000	4,065,451
QPH Finance Co. Pty, Ltd., 5.0000%, 7/7/21		300,000	210,599
Sydney Airport Finance Co. Pty, Ltd., 5.1250%, 2/22/21 (144A)		$525,000	542,212
Sydney Airport Finance Co. Pty, Ltd., 3.9000%, 3/22/23 (144A)		600,000	634,381
Sydney Airport Finance Co. Pty, Ltd., 3.9000%, 3/22/23		1,230,000	1,300,481
Sydney Airport Finance Co. Pty, Ltd., 3.3750%, 4/30/25 (144A)		1,500,000	1,572,383
Sydney Airport Finance Co. Pty, Ltd., 3.3750%, 4/30/25		2,370,000	2,484,365

	Shares/Principal/ Contract Amounts		Value

Corporate Bonds - (continued)
Industrial - (continued)
Sydney Airport Finance Co. Pty, Ltd., 3.6250%, 4/28/26 (144A)		$17,000,000	$18,108,887
Trimble, Inc., 4.1500%, 6/15/23		3,500,000	3,729,088
Vulcan Materials Co., ICE LIBOR USD 3 Month + 0.6500%, 2.5569%, 3/1/21‡		2,500,000	2,507,658

			63,815,798
Technology - 2.7%
Apple, Inc., 1.5500%, 8/4/21		1,100,000	1,099,819
Apple, Inc., 2.1000%, 9/12/22		1,300,000	1,317,421
Apple, Inc., 2.4000%, 1/13/23		5,100,000	5,227,689
Apple, Inc., 1.8000%, 9/11/24		3,600,000	3,622,732
Broadcom Corp. / Broadcom Cayman Finance, Ltd., 3.0000%, 1/15/22		2,115,000	2,152,732
Broadcom Corp. / Broadcom Cayman Finance, Ltd., 2.6500%, 1/15/23		2,400,000	2,436,246
IBM Credit LLC, ICE LIBOR USD 3 Month + 0.4700%, 2.3838%, 11/30/20‡		6,500,000	6,522,546
IBM Credit LLC, ICE LIBOR USD 3 Month + 0.2600%, 2.0791%, 1/20/21‡		3,200,000	3,206,681
International Business Machines Corp., 2.2500%, 2/19/21		500,000	503,215
Microchip Technology, Inc., 3.9220%, 6/1/21		3,600,000	3,687,589
Oracle Corp., 2.5000%, 5/15/22		2,900,000	2,952,629

			32,729,299
Utilities - 5.9%
AGL Energy, Ltd., 5.0000%, 11/5/21	AUD	1,080,000	753,561
Ausgrid Finance Pty, Ltd., 3.8500%, 5/1/23 (144A)		$6,500,000	6,783,795
Ausgrid Finance Pty, Ltd., 90 Day Australian Bank Bill Rate + 1.2200%, 2.1100%, 10/30/24	AUD	12,700,000	8,586,767
Ausgrid Finance Pty, Ltd., 3.7500%, 10/30/24		8,420,000	6,163,183
AusNet Services Holdings Pty, Ltd., 5.2500%, 2/14/20		1,180,000	790,803
AusNet Services Holdings Pty, Ltd., 7.5000%, 4/1/21		8,500,000	6,098,067
AusNet Services Holdings Pty, Ltd., 5.3750%, 7/2/24		1,300,000	989,520
Australian Gas Networks Vic 3 Pty, Ltd., 4.5000%, 12/17/21		350,000	247,241
Australian Gas Networks, Ltd., 90 Day Australian Bank Bill Rate + 0.4200%, 1.3424%, 7/1/26‡		3,000,000	1,854,864
Energy Partnership Gas Pty, Ltd., 3.6420%, 12/11/24		1,520,000	1,094,768
ETSA Utilities Finance Pty, Ltd., 90 Day Australian Bank Bill Rate + 1.0200%, 1.9050%, 8/29/22‡		2,000,000	1,342,591
ETSA Utilities Finance Pty, Ltd., 90 Day Australian Bank Bill Rate + 1.0400%, 1.9360%, 12/13/23‡		500,000	334,110
ETSA Utilities Finance Pty, Ltd., 3.5000%, 8/29/24		5,480,000	3,955,714
Korea East-West Power Co., Ltd., 3.8750%, 7/19/23 (144A)		$3,780,000	4,008,520
Network Finance Co. Pty, Ltd., 90 Day Australian Bank Bill Rate + 1.2300%, 2.1500%, 12/6/24‡	AUD	10,720,000	7,193,439
SGSP Australia Assets Pty, Ltd., 3.3000%, 4/9/23		13,000,000	13,463,514
United Energy Distribution Pty, Ltd., 90 Day Australian Bank Bill Rate + 0.9700%, 1.9033%, 2/7/23‡		$3,000,000	2,007,185
United Energy Distribution Pty, Ltd., 3.8500%, 10/23/24	AUD	3,980,000	2,933,089
Victoria Power Networks Finance Pty, Ltd., 4.0000%, 8/18/27		3,100,000	2,360,481

			70,961,212

Total Corporate Bonds (cost $1,007,221,765)			1,006,354,213

Mortgage-Backed Securities - 2.1%
Firstmac Mortgage Funding Trust No 4, 30 Day Australian Bank Bill Rate + 1.3000%, 2.1650%, 3/8/49‡		2,700,000	1,803,714
La Trobe Financial Capital Markets Trust, 30 Day Australian Bank Bill Rate + 1.9000%, 2.7500%, 1/12/49‡		3,458,757	2,332,451
Liberty Series, 30 Day Australian Bank Bill Rate + 1.3500%, 2.2100%, 4/10/49‡		161,902	108,436
Liberty Series, 30 Day Australian Bank Bill Rate + 1.6500%, 2.5100%, 10/10/49‡		13,630,000	9,155,420
Pepper Residential Securities, 30 Day Australian Bank Bill Rate + 1.4000%, 2.2500%, 8/12/58‡		139,676	92,780
Pepper Residential Securities, ICE LIBOR USD 1 Month + 1.0000%, 2.6544%, 6/20/60 (144A) ‡		$3,680,612	3,683,377
Pepper Residential Securities, ICE LIBOR USD 1 Month + 0.9000%, 2.5544%, 11/18/60 (144A) ‡		1,461,600	1,462,309
	Shares/Principal/ Contract Amounts		Value

Mortgage-Backed Securities - (continued)
RedZed Trust Series, 30 Day Australian Bank Bill Rate + 2.4000%, 3.2650%, 3/9/50‡	AUD	3,800,000	$2,564,526
RESIMAC Premier, ICE LIBOR USD 1 Month + 0.9500%, 2.6336%, 9/11/48 (144A) ‡		$2,122,843	2,121,353
RESIMAC Premier, ICE LIBOR USD 1 Month + 0.8000%, 2.4771%, 11/10/49 (144A) ‡		2,436,744	2,433,913

Total Mortgage-Backed Securities (cost $26,706,052)			25,758,279

Foreign Government Bonds - 2.0%
Export-Import Bank of Korea, ICE LIBOR USD 3 Month + 0.5750%, 2.4819%, 6/1/21‡		12,932,000	12,981,849
Korea Hydro & Nuclear Power Co., Ltd., 3.7500%, 7/25/23 (144A)		5,000,000	5,293,276
Korea National Oil Corp., 2.0000%, 10/24/21		4,746,000	4,760,783
Korea South-East Power Co., Ltd., 5.7500%, 9/25/20	AUD	1,470,000	1,009,822

Total Foreign Government Bonds (cost $23,725,151)			24,045,730

Investment Companies - 0.1%
Money Markets - 0.1%
State Street Institutional U.S. Government Money Market Fund, 1.5180% (cost $1,402,431)∞		$1,402,431	1,402,431

Commercial Paper - 13.0%
AutoNation, Inc., 1.8760%, 2/7/20 (Section 4(2))		12,000,000	11,997,533
CNPC Finance HK, Ltd., 1.9280%, 2/3/20 (Section 4(2))		12,000,000	11,998,215
CNPC Finance HK, Ltd., 2.1330%, 2/11/20 (Section 4(2))		12,000,000	11,993,492
Crown Castle International Corp., 1.8760%, 2/4/20 (Section 4(2))		12,000,000	11,996,461
Jabil, Inc., 2.0280%, 2/3/20 (Section 4(2))		12,000,000	11,997,335
Mylan, Inc., 2.1330%, 2/13/20 (Section 4(2))		12,750,000	12,738,250
Noble Energy, Inc., 1.8760%, 2/6/20 (Section 4(2))		7,000,000	6,998,024
ONEOK, Inc., 1.8560%, 2/4/20 (Section 4(2))		12,000,000	11,997,508
Pentair Finance Sarl, 1.9770%, 2/3/20 (Section 4(2))		12,050,000	12,047,324
Plains All American Pipeline LP, 1.9780%, 2/4/20 (Section 4(2))		12,000,000	11,997,759
Plains All American Pipeline LP, 1.9780%, 2/7/20 (Section 4(2))		12,000,000	11,996,033
Smithfield Foods, Inc., 1.8560%, 2/5/20 (Section 4(2))		12,000,000	11,996,033
Southern California Edison Co., 1.9270%, 2/3/20 (Section 4(2))		5,350,000	5,349,207
Southern California Edison Co., 1.8870%, 2/6/20 (Section 4(2))		12,000,000	11,996,410

Total Commercial Paper (cost $157,125,860)			157,099,584

OTC Purchased Options - 0.1%
Call - 0.0%
Counterparty/ Reference Asset Citigroup Global Markets, Inc., EUR Currency, Notional amount $26,162,436, premiums paid $708,086, unrealized depreciation $(707,929), exercise price $1.17, expires 02/26/20*		26,162,436	157
Put - 0.1%
Counterparty/ Reference Asset J.P. Morgan Chase Bank, EUR currency, Notional amount $26,162,436, premiums paid $703,901, unrealized appreciation $716,458, exercise price $1.17, expires 02/26/20*		26,162,436	1,420,359

Total OTC Purchased Options (premiums paid $1,411,987)			1,420,516

Total Investments (total cost $1,218,329,610) - 100.7%			1,216,817,110

Liabilities, net of Cash, Receivables and Other Assets - (0.7%)			(8,369,175)

Net Assets - 100%			$1,208,447,935

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$582,773,169	47.9%
Australia	367,748,644	30.2
Canada	58,851,749	4.8
South Korea	32,339,700	2.7
China	28,053,593	2.3
Singapore	27,284,572	2.2
Hong Kong	26,552,430	2.2
Netherlands	23,425,812	1.9
Japan	21,898,467	1.8
United Kingdom	16,593,794	1.4
New Zealand	13,465,234	1.1
Cayman Islands	11,009,578	0.9
Finland	6,820,368	0.6
Total	$1,216,817,110	100.0%

Schedule of Forward Foreign Currency Exchange Contracts, Open
Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount Sold/(Purchased)	USD Currency Amount Sold/(Purchased)	Market Value and Unrealized Appreciation (Depreciation)

Citibank N.A.
Australian Dollar	2/28/20	(3,500,000)	$2,397,577	$(53,466)
Australian Dollar	2/28/20	300,000	(206,938)	6,015
Australian Dollar	2/28/20	8,500,000	(5,740,619)	47,777
326
J.P. Morgan Chase Bank
Australian Dollar	2/28/20	1,100,000	(771,473)	34,752
Australian Dollar	2/28/20	5,600,000	(3,827,768)	77,190
Euro	2/06/20	9,500,000	(10,627,802)	98,624
New Zealand Dollar	2/28/20	7,460,000	(4,797,988)	(31,218)
179,348
Morgan Stanley & Co.
Australian Dollar	2/28/20	13,000,000	(8,793,299)	86,599
Australian Dollar	2/28/20	291,200,000	(198,107,728)	3,077,653
Canadian Dollar	2/28/20	8,150,000	(6,176,971)	14,887
3,179,139

Total	$3,358,813

Schedule of Futures
Description	Number of Contracts	Expiration Date	Value and Notional Amount	Unrealized Appreciation (Depreciation)	Variation Margin Asset/(Liability)

Futures Bought:
3-Year Australian Bond	1,344	03/16/20	$104,354,182	$171,490	$24,703
5-Year U.S. Treasury Note	111	03/31/20	13,355,555	101,320	14,595
272,810	39,298
Futures Sold:
10-Year U.S. Treasury Note	87	03/20/20	(11,454,094)	(182,275)	(26,290)

Total	$90,535	$13,008

Schedule of OTC Written Swaptions
Counterparty	Number of Contracts	Exercise Price		Expiration Date	Notional Amount	Premiums Received	Unrealized Appreciation/ (Depreciation)	Swaptions Written, at Value

Written Call Swaptions:
Goldman Sachs & Co.	56,600,000	0.45	USD	3/18/20	$56,600,000	$61,694	$35,485	$(26,209)

Schedule of Centrally Cleared Credit Default Swaps - Buy Protection
Referenced Asset	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Variation Margin Asset/(Liability)

CDX.NA.IG.33, Fixed Rate of 1.00% Paid Quarterly	12/20/24	$60,250,000	$(1,484,190)	$13,272	$70,807
CDX.NA.IG.33, Fixed Rate of 1.00% Paid Quarterly	12/20/24	93,200,000	(1,721,546)	(553,800)	109,530

Total			$(3,205,736)	$(540,528)	$180,337

Average ending Monthly Market Value of Derivative Instruments During the Period Ended July 31, 2019

Derivative	Market Value
Forward foreign currency exchange contracts, purchased (a)	$5,990,557
Forward foreign currency exchange contracts, sold(a)	319,813,225
Futures contracts, purchased	104,402,932
Futures contracts, sold	30,220,745

Centrally Cleared Credit default swaps, buy protection	(2,738,666)
Purchased call option	6,052
Purchased put option	1,500,944
Written call swaption	8,736

(a) Forward foreign currency exchange contracts are reported as the average ending monthly currency amount purchased or sold.

Notes to Schedule of Investments and Other Information (unaudited)

CDOR	Canadian Dollar Offered Rate
ICE	Intercontinental Exchange
LIBOR	LIBOR (London Interbank Offered Rate) is a short-term interest rate that banks offer one another and generally represents current cash rates.
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company

*	Non-income producing security.
∞	Rate reflects 7 day yield as of January 31, 2020.
Section 4(2)

Securities subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the Securities Act of 1933, as amended. The total value of Section 4(2) securities as of the period ended January 31, 2020 is $157,099,584, which represents 13.0% of net assets.

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1993 Act. Unless otherwise noted, these securities have been determined to be liquid in accordance with the requirements of Rule 22e-4, under the 1940 Act. The total value of 144A securities as of the period ended January 31, 2020 is $231,828,397 which represents 19.2% of net assets.

‡

Variable or floating rate security. Rate shown is the current rate as of January 31, 2020. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset date and may vary by security, which may not indicate a reference rate and/or spread in their description.

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of January 31, 2020.
Valuation Inputs Summary

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs

Assets Investments in Securities:
Asset-Backed Securities	$—	$736,357	$—
Corporate Bonds	—	1,006,354,213	—
Mortgage-Backed Securities	—	25,758,279	—
Foreign Government Bonds	—	24,045,730	—
Investment Companies	1,402,431	—	—
Options Purchased, at Value	—	1,420,516	—
Commercial Paper	—	157,099,584	—

Total Investments in Securities	$1,402,431	$1,215,414,679	$—

Other Financial Instruments(a):
Forward Currency Contracts	$—	$3,443,497	$—
Variation Margin Receivable	39,298	180,337	—

Total Other Financial Instruments	$39,298	$3,623,834	$—
Total Assets	$1,441,729	$1,219,038,513	$—

Liabilities Other Financial Instruments(a):
Forward Currency Contracts	$—	$84,684	$—
Written Swaptions,at Value	—	26,209	—
Variation Margin Payable	26,290	—	—

Total Liabilities	$26,290	$110,893	$—

(a)

Other financial instruments include forward foreign currency exchange, futures, written swaptions, and swap contracts. Forward foreign currency exchange contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract’s value from trade date. Futures and centrally cleared swap contracts are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Written swaptions, and other swap contracts are reported at their market value at measurement date.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available, or are deemed by Janus Capital to be unreliable, are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of January 31, 2020 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments and Other Information.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.